Amortized Cost and Fair Value of Available-for-sale and Held-to-maturity Debt Securities by Contractual Maturity (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		¥ 5,074,336
Due after one year through five years, amortized cost		14,347,340
Due after five years through ten years,amortized cost		1,983,133
Due after ten years, amortized cost		1,196,487
Total		22,601,296
Due in one year or less, amortized cost		600,031
Due after one year through five years, amortized cost		3,280,267
Due after five years through ten years, amortized cost		479,828
Due after ten years, amortized cost		1,287,215
Amortized cost, held-to-maturity securities		5,647,341	¥ 4,040,083
Due in one year or less, fair value		5,077,379
Due after one year through five years, fair value		14,369,000
Due after five years through ten years, fair value		2,008,593
Due after ten years, fair value		1,218,581
Total		22,673,553
Due in one year or less, fair value		601,618
Due after one year through five years, fair value		3,292,875
Due after five years through ten years, fair value		494,461
Due after ten years, fair value		1,288,853
Total		5,677,807	4,057,817
Debt securities | Japanese government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		3,620,827
Due after one year through five years, amortized cost		12,346,989
Due after five years through ten years,amortized cost		1,423,328
Total		17,391,144
Due in one year or less, amortized cost		600,031
Due after one year through five years, amortized cost		3,280,267
Due after five years through ten years, amortized cost		479,828
Amortized cost, held-to-maturity securities		4,360,126	4,040,083
Due in one year or less, fair value		3,621,356
Due after one year through five years, fair value		12,354,364
Due after five years through ten years, fair value		1,437,947
Total		17,413,667
Due in one year or less, fair value		601,618
Due after one year through five years, fair value		3,292,875
Due after five years through ten years, fair value		494,461
Total		4,388,954	¥ 4,057,817
Debt securities | Agency mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost		806,877
Total		806,877
Due after ten years, amortized cost		1,287,215
Amortized cost, held-to-maturity securities	[1]	1,287,215
Due after ten years, fair value		821,730
Total		821,730
Due after ten years, fair value		1,288,853
Total	[1]	1,288,853
Debt securities | Japanese local government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		36,287
Due after one year through five years, amortized cost		104,530
Due after five years through ten years,amortized cost		92,871
Due after ten years, amortized cost		733
Total		234,421
Due in one year or less, fair value		36,320
Due after one year through five years, fair value		105,339
Due after five years through ten years, fair value		96,074
Due after ten years, fair value		855
Total		238,588
Debt securities | U.S. Treasury bonds and federal agency securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		4,821
Due after one year through five years, amortized cost		12,058
Due after five years through ten years,amortized cost		61,175
Due after ten years, amortized cost		38,354
Total		116,408
Due in one year or less, fair value		4,821
Due after one year through five years, fair value		12,069
Due after five years through ten years, fair value		61,529
Due after ten years, fair value		38,794
Total		117,213
Debt securities | Other foreign government bonds
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		724,143
Due after one year through five years, amortized cost		221,884
Due after five years through ten years,amortized cost		14,483
Due after ten years, amortized cost		1,174
Total		961,684
Due in one year or less, fair value		725,188
Due after one year through five years, fair value		224,248
Due after five years through ten years, fair value		15,332
Due after ten years, fair value		1,116
Total		965,884
Debt securities | Residential mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due after ten years, amortized cost		260,456
Total		260,456
Due after ten years, fair value		263,474
Total		263,474
Debt securities | Commercial mortgage-backed securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		10,278
Due after one year through five years, amortized cost		151,589
Due after five years through ten years,amortized cost		7,475
Total		169,342
Due in one year or less, fair value		10,544
Due after one year through five years, fair value		151,185
Due after five years through ten years, fair value		7,541
Total		169,270
Debt securities | Japanese corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		398,879
Due after one year through five years, amortized cost		1,138,152
Due after five years through ten years,amortized cost		305,938
Due after ten years, amortized cost		87,085
Total		1,930,054
Due in one year or less, fair value		399,216
Due after one year through five years, fair value		1,142,602
Due after five years through ten years, fair value		309,333
Due after ten years, fair value		90,773
Total		1,941,924
Debt securities | Foreign corporate bonds and other debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Due in one year or less, amortized cost		279,101
Due after one year through five years, amortized cost		372,138
Due after five years through ten years,amortized cost		77,863
Due after ten years, amortized cost		1,808
Total		730,910
Due in one year or less, fair value		279,934
Due after one year through five years, fair value		379,193
Due after five years through ten years, fair value		80,837
Due after ten years, fair value		1,839
Total		¥ 741,803

[1]	All Agency mortgage-backed securities presented in the above table at March 31, 2015 are Ginnie Mae securities.